April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniYield Quality Fund II, Inc. (MQT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.6%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$835	$ 878,045
Series A, 5.25%, 05/01/55	480	509,158
Series F, 5.50%, 11/01/53	810	847,297
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	1,740	1,749,397
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	1,815	1,979,580
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	1,060	1,101,252
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	840	860,508
Series A-1, 5.50%, 01/01/53	740	784,169
Series B-1, 5.00%, 05/01/53	2,055	2,108,491
		10,817,897
Arizona — 3.0%
Arizona Industrial Development Authority, RB(b)
5.00%, 07/01/54	545	461,266
Series A, 5.00%, 07/01/49	545	475,120
Series A, 5.00%, 07/01/54	420	355,119
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/44	1,745	1,754,733
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	910	963,857
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/39(b)	500	486,911
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	1,025	957,326
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/54(b)	290	262,896
Series A, 5.00%, 09/01/37	575	582,841
Sierra Vista Industrial Development Authority, RB, 5.75%, 06/15/53(b)	745	751,081
		7,051,150
Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	1,275	1,123,583
AMT, Sustainability Bonds, 5.70%, 05/01/53	420	422,596
		1,546,179
California — 5.0%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	370	360,438
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	1,165	1,120,489
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	100	98,819
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 6.25%, 08/01/43(c)	5,000	4,747,938
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	765	766,255
San Diego Unified School District, GO, Series C, Election 2008, 0.00%, 07/01/38(d)	1,400	803,166
Security	Par (000)	Value
California (continued)
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(d)	$1,110	$ 897,401
Yosemite Community College District, GO(d)
Series D, Election 2004, 0.00%, 08/01/36	2,000	1,286,456
Series D, Election 2004, 0.00%, 08/01/37	2,790	1,681,749
		11,762,711
Colorado — 0.4%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 11/15/47	240	242,116
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	940	822,723
		1,064,839
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	145	150,184
4.25%, 07/15/53	190	169,667
		319,851
District of Columbia — 0.5%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/54	455	468,807
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	875	753,752
		1,222,559
Florida — 11.5%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	535	475,788
Series A, 5.00%, 06/01/55	480	370,364
Series A, 5.50%, 06/01/57	170	140,897
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	2,340	2,352,822
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	2,210	2,300,790
County of Broward Florida Port Facilities Revenue, ARB, AMT, 5.25%, 09/01/47	1,000	1,033,215
County of Miami-Dade Florida Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/44	425	427,205
Series A, AMT, 5.50%, 10/01/55	540	559,106
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 4.00%, 10/01/48	1,550	1,382,275
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/41	360	368,125
Series A, AMT, 5.25%, 10/01/52	3,005	3,044,760
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	480	160,501
Series A-2, 0.00%, 10/01/47	775	229,721
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	180	191,101
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(e)(f)	194	51,327
AMT, 5.00%, 05/01/29	480	484,843

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., Refunding RB
AMT, (AGM), 5.00%, 07/01/44	$2,440	$ 2,406,654
AMT, (AGM), 5.25%, 07/01/47	600	602,466
Greater Orlando Aviation Authority, ARB, Sub-Series A, AMT, 5.00%, 10/01/47	2,520	2,514,391
Hillsborough County Aviation Authority, ARB, Class A, AMT, 5.00%, 10/01/48	2,165	2,135,756
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 4.13%, 11/15/51	540	488,753
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	210	217,475
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	235	206,084
4.00%, 05/01/50	395	313,571
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	1,805	1,834,807
Orange County Health Facilities Authority, Refunding RB
Series A, 4.50%, 10/01/56	1,205	1,144,513
Series A, 5.25%, 10/01/56	440	450,091
Seminole Improvement District, RB, 5.30%, 10/01/37	150	147,309
Storey Creek Community Development District, SAB, 4.13%, 12/15/49	500	399,492
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	515	528,606
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	215	215,256
		27,178,064
Georgia — 2.0%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	200	135,000
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	875	741,337
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series C, 4.60%, 12/01/54	535	522,635
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	235	236,354
Series A, 5.00%, 06/01/53(a)	620	640,282
Municipal Electric Authority of Georgia, RB
Class A, 5.50%, 07/01/63	345	351,304
Series A, 5.00%, 01/01/49	1,190	1,187,549
Series A, 5.00%, 01/01/59	880	876,663
		4,691,124
Hawaii — 1.7%
State of Hawaii Airports System Revenue, ARB
Series B, 5.00%, 07/01/49	1,490	1,529,946
Series A, AMT, 5.00%, 07/01/43	905	910,167
Series A, AMT, 5.25%, 07/01/51	815	829,859
Series A, AMT, 5.50%, 07/01/54	630	653,704
		3,923,676
Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	305	295,268
Illinois — 11.5%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,265	1,265,726
Series A, 5.00%, 12/01/40	1,195	1,164,434
Chicago Board of Education, Refunding GO, Series A, 5.00%, 12/01/30	135	136,266
Security	Par (000)	Value
Illinois (continued)
Chicago Midway International Airport, Refunding ARB, Series B, 5.00%, 01/01/46	$1,980	$ 1,980,281
Chicago O’Hare International Airport, ARB, Senior Lien, 4.50%, 01/01/56	2,450	2,311,085
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	955	948,496
Series A, AMT, Senior Lien, 5.25%, 01/01/48	600	615,686
Series A, AMT, Senior Lien, 4.38%, 01/01/53	830	741,921
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	705	706,927
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/53	1,550	1,605,510
Illinois Finance Authority, RB, 5.00%, 10/01/48	475	487,023
Illinois Finance Authority, Refunding RB
4.13%, 08/15/37	665	619,408
Series A, 5.00%, 11/15/45	1,110	1,070,091
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	730	730,220
Series A, 4.00%, 01/01/46	930	843,447
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	670	635,885
Series A, (NPFGC), 0.00%, 12/15/36(d)	10,000	5,893,068
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(d)	2,980	1,162,109
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	2,000	2,223,607
State of Illinois, GO
Series B, 5.25%, 05/01/41	635	660,563
Series B, 5.50%, 05/01/47	540	558,244
Series C, 5.00%, 12/01/47	850	839,874
		27,199,871
Indiana — 1.0%
Indiana Finance Authority, RB, Series A, 5.00%, 10/01/53	780	795,259
Indianapolis Local Public Improvement Bond Bank, RB, Series F1, Subordinate, (BAM), 5.00%, 03/01/53	1,445	1,470,481
		2,265,740
Kansas — 0.3%
Wyandotte County Unified School District No. 500 Kansas City, GO, (BAM), 5.00%, 09/01/50	775	789,800
Kentucky — 1.7%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	150	136,080
County of Boyle Kentucky, Refunding RB
Series A, 4.25%, 06/01/46	200	179,635
Series A, 5.25%, 06/01/49	775	790,596
Fayette County School District Finance Corp., RB
5.00%, 06/01/44	545	561,662
(BAM-TCRS), 5.00%, 06/01/46	480	490,686
Kentucky Public Energy Authority, Refunding RB, Series A-1, 5.25%, 04/01/54(a)	1,745	1,844,213
		4,002,872
Louisiana — 3.1%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/53	1,525	1,516,536
AMT, 5.50%, 09/01/59	1,195	1,221,142
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/42	2,400	2,406,736
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Louisiana (continued)
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.25%, 07/01/53	$1,280	$ 1,312,017
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	1,010	995,739
		7,452,170
Maine — 0.4%
Maine State Housing Authority, RB, S/F Housing, Series C, Sustainability Bonds, (HUD SECT 8), 4.75%, 11/15/49	885	834,169
Maryland — 0.4%
Maryland Economic Development Corp., RB
5.00%, 07/01/56	145	139,880
Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	800	788,864
		928,744
Massachusetts — 1.2%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,855	1,761,464
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	815	815,385
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	335	312,374
		2,889,223
Michigan — 3.5%
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	880	797,004
Michigan Finance Authority, RB
4.00%, 02/15/50	1,885	1,662,058
Series A, 4.00%, 11/15/50	2,550	2,137,071
Sustainability Bonds, 5.50%, 02/28/57	135	141,457
Michigan State Building Authority, Refunding RB, Series II, 4.00%, 10/15/47	535	477,734
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 4.45%, 12/01/49	400	373,255
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,980	1,979,997
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/46	725	754,106
		8,322,682
Minnesota — 1.0%
Minneapolis-St. Paul Metropolitan Airports Commission, ARB, AMT, 5.25%, 01/01/49	1,215	1,238,320
Minnesota Agricultural & Economic Development Board, RB, 5.25%, 01/01/54	605	621,271
Minnesota Higher Education Facilities Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/47	445	450,544
		2,310,135
Missouri — 0.6%
Kansas City Industrial Development Authority, ARB
Class B, AMT, 5.00%, 03/01/46	470	459,448
Series B, AMT, 5.00%, 03/01/39	670	674,356
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 5.00%, 11/01/55	390	391,929
		1,525,733
Security	Par (000)	Value
Nebraska — 0.5%
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/37	$1,150	$ 1,215,229
Nevada — 1.1%
County of Clark Nevada, RB, Subordinate, (AGM), 4.00%, 07/01/40	2,715	2,601,383
New Hampshire — 0.5%
New Hampshire Business Finance Authority, Series 2025-1, Class A1, 4.17%, 01/20/41	370	351,054
New Hampshire Business Finance Authority, RB, M/F Housing
Class B, 5.75%, 04/28/42	470	473,671
Series 2, Sustainability Bonds, 4.25%, 07/20/41	360	343,374
		1,168,099
New Jersey — 5.2%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	180	184,828
City of Newark New Jersey, GOL, (SAW), 4.50%, 03/15/36	890	892,903
New Jersey Economic Development Authority, RB
Series WW, 5.00%, 06/15/25(g)	180	180,343
Series WW, 5.25%, 06/15/25(g)	150	150,328
AMT, 5.13%, 01/01/34	610	610,096
AMT, 5.38%, 01/01/43	790	790,257
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	800	672,134
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	685	662,412
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 4.55%, 10/01/44	305	296,246
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/32(g)	1,490	1,662,463
Series A, 0.00%, 12/15/29(d)	225	189,656
Series AA, 5.00%, 06/15/45	725	737,320
Series BB, 4.00%, 06/15/50	1,400	1,248,944
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.25%, 06/15/42	210	221,357
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,220	1,243,368
Series A, 5.00%, 06/01/46	860	854,600
Series A, 5.25%, 06/01/46	1,610	1,617,001
		12,214,256
New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	180	171,259
New York — 11.4%
City of New York, GO
Series A-1, 5.00%, 08/01/47	260	267,128
Series B, 5.25%, 10/01/41	545	583,539
Series -G-1, 5.25%, 02/01/53	200	210,879
Metropolitan Transportation Authority, RB, Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,115	965,882
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.00%, 11/15/56	1,330	1,291,096

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Housing Development Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	$935	$ 903,670
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/43	2,105	2,212,340
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	775	770,184
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	2,045	1,357,694
Series A, Sustainability Bonds, 3.00%, 11/15/51	600	412,091
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	230	203,771
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	710	626,231
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	450	465,543
AMT, 5.63%, 04/01/40	470	487,003
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,050	1,064,669
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	1,800	1,785,023
AMT, Sustainability Bonds, 5.50%, 06/30/54	720	730,724
AMT, Sustainability Bonds, 5.50%, 06/30/60	2,315	2,334,053
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	1,200	1,211,674
Port Authority of New York & New Jersey, ARB, AMT, 5.00%, 11/01/49	1,535	1,533,791
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.25%, 05/15/58	3,150	2,884,308
Series A, 4.50%, 05/15/63	1,000	947,624
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	1,900	1,939,986
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 05/15/47	1,705	1,755,008
		26,943,911
North Carolina — 0.3%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 54-A, (FHLMC, FNMA, GNMA), 4.70%, 07/01/50	525	516,011
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	165	177,058
		693,069
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	970	954,576
Ohio — 1.8%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,180	1,876,811
Columbus-Franklin County Finance Authority, RB, M/F Housing, (FHLMC), 4.82%, 11/01/43	720	717,399
County of Franklin Ohio, RB, 5.00%, 11/01/48	450	464,975
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	1,180	1,156,059
		4,215,244
Security	Par (000)	Value
Oklahoma — 0.1%
Oklahoma Water Resources Board, RB, (OK CERF), 4.00%, 04/01/48	$345	$ 314,690
Oregon — 0.2%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	875	461,514
Pennsylvania — 5.6%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	1,010	995,957
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	165,522
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	4,450	4,382,732
AMT, 5.50%, 06/30/41	900	932,658
AMT, 5.75%, 06/30/48	780	802,200
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	500	438,098
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	2,095	2,093,376
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	410	412,692
Pennsylvania Turnpike Commission, RB
Series C, 5.25%, 12/01/54	425	446,645
Series A, Subordinate, 5.00%, 12/01/44	1,300	1,324,206
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.25%, 12/01/45	1,070	1,072,501
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	265	278,425
		13,345,012
Puerto Rico — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	6,601	6,083,313
Series A-1, Restructured, 5.00%, 07/01/58	2,483	2,359,586
Series A-2, Restructured, 4.78%, 07/01/58	276	252,196
Series A-2, Restructured, 4.33%, 07/01/40	738	692,070
Series B-1, Restructured, 4.75%, 07/01/53	309	281,037
Series B-2, Restructured, 4.78%, 07/01/58	411	376,811
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	3,546	1,136,786
		11,181,799
South Carolina — 3.9%
Charleston County Airport District, ARB, Series A, AMT, 5.25%, 07/01/54	410	419,280
County of Berkeley Indiana, SAB
4.25%, 11/01/40	315	279,348
4.38%, 11/01/49	465	389,108
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,650	1,750,480
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/43	2,010	2,027,161
5.00%, 01/01/55(b)	855	711,964
7.50%, 08/15/62(b)	405	370,809
Series A, 5.50%, 11/01/50	1,195	1,275,630
Series A, 5.50%, 11/01/54	365	384,300
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina (continued)
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	$360	$ 377,314
Series A, 4.00%, 12/01/55	550	451,431
South Carolina Public Service Authority, Refunding RB
Series A, 5.25%, 12/01/50	370	378,259
Series A, 5.00%, 12/01/55	360	362,026
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	95	98,211
		9,275,321
Tennessee — 1.8%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	160	169,897
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	1,000	988,489
Metropolitan Government Nashville & Davidson County Health & Educational cilities Board, RB, 5.25%, 05/01/48	200	200,498
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, Refunding RB, 5.25%, 10/01/58	835	828,342
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/52	1,020	1,016,137
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,040	1,089,562
		4,292,925
Texas — 13.7%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	420	403,425
7.88%, 11/01/62	370	374,942
City of Austin Texas Airport System Revenue, ARB, AMT, 5.25%, 11/15/47	905	918,194
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.00%, 07/15/48	500	446,691
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	105	110,318
Series A, AMT, 1st Lien, 5.50%, 08/01/44	105	109,792
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	100	93,439
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.63%, 07/15/38	405	405,446
Series B, AMT, 5.50%, 07/15/37	360	362,147
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	225	224,861
Sub-Series A, AMT, 4.00%, 07/01/46	830	698,382
Sub-Series A, AMT, 4.00%, 07/01/48	2,055	1,696,634
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 08/15/49	3,610	3,200,450
Dallas Fort Worth International Airport, Refunding RB, Series B, 4.00%, 11/01/45	410	368,271
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	665	688,442
Dickinson Independent School District, GO, (PSF), 4.13%, 02/15/48	350	317,354
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	370	337,252
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(g)	1,850	1,094,645
Security	Par (000)	Value
Texas (continued)
New Braunfels Independent School District, GO, (PSF), 4.00%, 02/01/52	$360	$ 318,819
New Caney Independent School District, GO, (PSF), 4.00%, 02/15/49	290	258,425
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	450	349,277
North Texas Tollway Authority, RB, Series C, Convertible, 6.75%, 09/01/31(c)(g)	10,000	11,510,247
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	970	868,972
Permanent University Fund - Texas A&M University System, Refunding RB, Series A, 5.00%, 07/01/54	650	674,712
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/53	500	513,291
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	465	420,243
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 07/01/53	525	463,686
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	105	103,106
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	260	225,389
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,500	1,562,868
Texas State University System, Refunding RB, 4.00%, 03/15/49	1,170	1,042,922
Texas Water Development Board, RB, Series A, 4.38%, 10/15/59	1,760	1,659,753
University of Houston, Refunding RB, Series A, 5.00%, 02/15/56	595	599,663
		32,422,058
Utah — 2.6%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	140	136,250
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	3,485	3,377,164
Series A, AMT, 5.00%, 07/01/51	1,450	1,440,903
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	185	174,610
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	335	320,141
Utah Housing Corp., RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.70%, 01/01/50	675	663,350
		6,112,418
Virginia — 0.6%
Henrico County Economic Development Authority, RB, 11/01/48(h)	670	671,615
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	965	853,353
		1,524,968
Washington — 0.3%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	720	720,551
Wisconsin — 0.7%
Public Finance Authority, RB
Class A, 5.00%, 06/15/51(b)	555	425,404

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, 5.00%, 07/01/40(b)	$300	$ 280,496
Series A, AMT, Senior Lien, 5.75%, 07/01/49	965	993,116
		1,699,016
Total Municipal Bonds — 109.8% (Cost: $257,889,325)		259,921,755
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama(a) — 5.1%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54	3,794	4,052,738
Series C-1, 5.25%, 02/01/53(b)	7,721	8,061,780
		12,114,518
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	3,676	3,832,194
District of Columbia — 1.8%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	920	887,604
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/49	3,286	3,340,253
		4,227,857
Florida — 9.3%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	3,345	3,580,388
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	2,150	2,238,325
County of Seminole Florida Sales Tax Revenue, RB, Series B, (NPFGC), 5.25%, 10/01/31	4,200	4,557,428
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/51	5,637	5,716,057
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.50%, 11/15/54	3,615	3,866,277
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	2,100	2,101,199
		22,059,674
Georgia — 3.1%
Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 4.65%, 12/01/50	4,336	4,276,759
Main Street Natural Gas, Inc., RB, Series C, 5.00%, 09/01/53(a)	2,970	3,098,364
		7,375,123
Illinois — 7.5%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49	3,706	3,760,175
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	4,902	5,081,491
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,951	1,968,517
Regional Transportation Authority, RB, (NPFGC), 6.50%, 07/01/26	6,870	7,025,195
		17,835,378
Security	Par (000)	Value
Missouri — 1.0%
Missouri Housing Development Commission, RB, Series E, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	$2,325	$ 2,236,802
Nebraska — 2.9%
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.80%, 09/01/54	2,189	2,182,252
Omaha Public Power District, RB, 5.50%,	1,070	1,142,421
Omaha Public Power District, Refunding RB, Series B, 5.25%, 02/01/48	3,260	3,433,389
		6,758,062
New York — 9.3%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/49	3,793	3,923,328
New York City Municipal Water Finance Authority, RB
Series AA, Class 1, Subordinate, 5.25%, 06/15/53	2,840	3,007,167
Series AA-1, 5.25%, 06/15/52	4,020	4,209,202
New York City Transitional Finance Authority, RB, Series C, 5.25%, 05/01/48	3,673	3,883,425
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	1,810	1,658,719
Port Authority of New York & New Jersey, Refunding ARB, 5.25%, 10/15/57	1,910	1,924,382
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	1,990	2,022,319
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 4.13%, 05/15/52	1,500	1,351,658
		21,980,200
Oklahoma — 1.3%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	2,999	3,179,860
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	2,020	2,109,776
Pennsylvania — 1.3%
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	3,030	3,165,806
South Carolina — 2.1%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	4,589	4,847,556
Tennessee — 1.9%
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	4,395	4,573,657
Texas — 3.4%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/48	1,430	1,466,858
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	1,610	1,727,674
Crowley Independent School District, GO, 5.25%, 02/01/53	2,159	2,243,443
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	2,541	2,591,056
		8,029,031
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	$3,280	$ 2,900,911
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 53.7% (Cost: $126,911,800)		127,226,405
Total Long-Term Investments — 163.5% (Cost: $384,801,125)		387,148,160

	Shares
Short-Term Securities
	Money Market Funds — 1.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(j)(k)	3,125,554	3,125,866
	Total Short-Term Securities — 1.3% (Cost: $3,125,842)	3,125,866
	Total Investments — 164.8% (Cost: $387,926,967)	390,274,026
	Other Assets Less Liabilities — 0.9%	2,218,524
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (32.5)%	(77,071,752)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (33.2)%	(78,600,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 236,820,798

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 604,235	$ 2,521,630 (a)	$ —	$ 26	$ (25)	$ 3,125,866	3,125,554	$ 62,599	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fair Value Hierarchy as of Period End (continued)
pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 259,921,755	$ —	$ 259,921,755
Municipal Bonds Transferred to Tender Option Bond Trusts	—	127,226,405	—	127,226,405
Short-Term Securities
Money Market Funds	3,125,866	—	—	3,125,866
	$3,125,866	$387,148,160	$—	$390,274,026
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(76,482,484)	$—	$(76,482,484)
VMTP Shares at Liquidation Value	—	(78,600,000)	—	(78,600,000)
	$—	$(155,082,484)	$—	$(155,082,484)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
Schedule of Investments